Consolidated Balance Sheets (Current Period Unaudited) - CAD ($) $ in Thousands	Apr. 30, 2025	Oct. 31, 2024	Apr. 30, 2024
Assets
Cash	$ 340,186	$ 225,254	$ 198,808
Securities (note 4)	104,807	299,300	103,769
Credit assets, net of allowance for credit losses (note 5)	4,523,812	4,236,116	4,018,458
Property and equipment	24,376	23,885	24,172
Goodwill	12,301	12,301	5,754
Intangible assets	11,159	12,054	2,594
Other assets (note 6)	30,492	29,574	34,765
Assets	5,047,133	4,838,484	4,388,320
Liabilities and Shareholders' Equity
Deposits	4,205,185	4,144,673	3,693,495
Subordinated notes payable (note 7)	101,844	102,503	101,108
Other liabilities (note 8)	211,798	192,105	193,614
Liabilities	4,518,827	4,439,281	3,988,217
Shareholders' equity:
Share capital (note 9)	329,799	215,610	228,471
Contributed surplus	2,540	2,485	2,717
Retained earnings	196,284	181,238	168,776
Accumulated other comprehensive income (loss)	(317)	(130)	139
Equity	528,306	399,203	400,103
Equity and liabilities	$ 5,047,133	$ 4,838,484	$ 4,388,320